Redeemable Non-Controlling Interests (Details) - shares	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Noncontrolling Interest
Common unit exchange or redemption (in shares)	0		0
P3 Health Group, LLC
Noncontrolling Interest
Common unit outstanding (in shares)	243,446,000	243,170,902		238,132,413
Non-controlling interests, ownership percentage by noncontrolling owners (as a percent)	100.00%	100.00%		100.00%
P3 Health Group, LLC | Non Controlling Interest Holders
Noncontrolling Interest
Common unit outstanding (in shares)	201,867,000	201,592,012		196,553,523
Non-controlling interests, ownership percentage by noncontrolling owners (as a percent)	82.90%	82.90%		82.50%
P3 Health Group, LLC | P3 Health Group, LLC
Noncontrolling Interest
Common unit outstanding (in shares)	41,579,000	41,579,000
Non-controlling interests, ownership percentage by noncontrolling owners (as a percent)	17.10%	17.10%